INCOME TAXES (Tables)	12 Months Ended
Dec. 26, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
Income tax provisions for the years ended December 26, 2015, December 27, 2014, and December 28, 2013 are summarized as follows (in thousands):

	2015	2014	2013
Currently Payable:
Federal	$34,672	$18,664	$12,683
State and local	6,643	4,852	3,381
Foreign	5,599	5,619	3,928
	46,914	29,135	19,992
Net Deferred:
Federal	(1,104)	4,128	3,696
State and local	96	1,079	600
Foreign	(36)	(193)	166
	(1,044)	5,014	4,462
	$45,870	$34,149	$24,454

Components of Earnings Before Income Taxes	The components of earnings before income taxes consist of the following:

	2015	2014	2013
U.S.	$115,231	$79,365	$59,334
Foreign	15,771	16,348	10,924
Total	$131,002	$95,713	$70,258

Effective Income Tax Rate Reconciliation
The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	3.6	4.1	4.2
Effect of noncontrolling owned interest in earnings of partnerships	(0.3)	(0.2)	(0.3)
Manufacturing deduction	(2.4)	(2.0)	(2.0)
Tax credits, including foreign tax credit	(1.6)	(1.9)	(2.5)
Change in uncertain tax positions reserve	0.3	(0.2)	0.6
Other permanent differences	0.7	0.6	0.6
Other, net	(0.3)	0.3	(0.8)
Effective income tax rate	35.0%	35.7%	34.8%

Components of Deferred Tax Assets and Liabilities
Temporary differences which give rise to deferred income tax assets and (liabilities) on December 26, 2015 and December 27, 2014 are as follows (in thousands):

	2015	2014
Employee benefits	$10,996	$8,189
Net operating loss carryforwards	1,256	1,045
Foreign subsidiary capital loss carryforward	478	574
Other tax credits	3,518	3,034
Inventory	1,264	488
Reserves on receivables	1,213	1,086
Accrued expenses	5,311	4,186
Other, net	4,728	3,790
Gross deferred income tax assets	28,764	22,392
Valuation allowance	(1,454)	(1,371)
Deferred income tax assets	27,310	21,021
Depreciation	(25,795)	(23,907)
Intangibles	(20,765)	(18,056)
Other, net	(3,276)	(2,629)
Deferred income tax liabilities	(49,836)	(44,592)
Net deferred income tax liability	$(22,526)	$(23,571)